Financial instruments - Schedule of Liquidity to Meet Obligations Payments Due by Period (Details) - Liquidity risk [member] $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	$ 200
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	96
1 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	$ 104